Investment in associates and joint ventures - Summary of Financial Information of Material Associate Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Non-current assets	$ 2,336	$ 2,149
Non-current liabilities	(2,722)	(2,552)
Net assets	(851)	(759)
Revenue	1,784	1,715	$ 1,803
Loss for the period	593	417	$ 1,224
Barclay associate [member]
Disclosure of associates [Line Items]
Non-current assets	540	552
Non-current liabilities	(287)	(39)
Net assets	275	249
Revenue	90	45
Loss for the period	(16)	(34)
Group's share of loss for the period	(4)	(8)
Barclay associate [member] | Group share of reported net assets at 19.9% [member]
Disclosure of associates [Line Items]
Net assets	55	50
Adjustments to reflect capitalised costs, and additional rights and obligations under the shareholder agreement	10	(7)
Carrying amount	$ 65	$ 43